Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Receipts from customers	$ 25,415	$ 0
Payments to suppliers and employees	(8,158,175)	(7,625,235)
Interest received	210,558	46,412
Interest paid	(52,665)	(12,137)
Net cash flows used in operating activities	(7,974,867)	(7,590,960)
Cash flows from investing activities
Purchase of property, plant and equipment	(2,005,366)	(1,179,703)
Purchase of exploration and evaluation assets	(2,841,692)	(418,200)
Net cash flows used in investing activities	(4,847,058)	(1,597,903)
Cash flows from financing activities
Proceeds from issue of shares	18,827,852	16,239,070
Share issue costs	(399,425)	(992,340)
Repayment of borrowings	(2,928)	(2,751)
Payment of principal portion of lease liabilities	(198,121)	(338,366)
Net cash flows from financing activities	18,227,378	14,905,613
Net increase in cash and cash equivalents	5,405,453	5,716,750
Net foreign exchange differences	(13,442)	49,225
Cash and cash equivalents at the beginning of the period	11,937,941	5,672,551
Cash and cash equivalents at the end of the period	$ 17,329,952	$ 11,438,526